Non-current financial debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 22,355	$ 25,660
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	12,889	15,964
EUR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	7,861	8,028
JPY
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	184	272
CHF
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,421	$ 1,396